Document and Entity Information	Jul. 10, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2023
Registrant Name	Fidelity Summer Street Trust
Central Index Key	0000225322
Investment Company Type	N-1A
Amendment Flag	false